May 1, 2017

DREYFUS SELECT MANAGERS SMALL CAP VALUE FUND

(Class A, C, I and Y shares)

Supplement to Summary Prospectus
and Statutory Prospectus
dated March 31, 2017

The following information supplements and supersedes any contrary information contained in the fund’s prospectus:

With the fund board’s approval, The Dreyfus Corporation (Dreyfus), the fund’s investment adviser, has terminated the Sub-Investment Advisory Agreement between Dreyfus and Lombardia Capital Partners, LLC (Lombardia), a subadviser to the fund, effective May 1, 2017.

The portion of the assets of the fund under Lombardia’s management will be allocated to certain of the fund’s six other subadvisers, as determined by EACM Advisors LLC, the fund’s portfolio allocation manager.  The new target percentage of the fund’s assets to be allocated to the subadvisers over time is approximately 25% to Channing Capital Management, LLC, 20% to Walthausen & Co., LLC, 15% to Eastern Shore Capital Management, 15% to Neuberger Berman Investment Advisers LLC, 15% to Kayne Anderson Rudnick Investment Management, LLC, and 10% to Thompson, Siegel and Walmsley LLC.  Subject to board approval, the fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

6246STK0517

May 1, 2017

DREYFUS SELECT MANAGERS SMALL CAP VALUE FUND

(Class T shares)

Supplement to Statutory Prospectus
dated March 31, 2017

The following information supplements and supersedes any contrary information contained in the fund’s prospectus:

With the fund board’s approval, The Dreyfus Corporation (Dreyfus), the fund’s investment adviser, has terminated the Sub-Investment Advisory Agreement between Dreyfus and Lombardia Capital Partners, LLC (Lombardia), a subadviser to the fund, effective May 1, 2017.

The portion of the assets of the fund under Lombardia’s management will be allocated to certain of the fund’s six other subadvisers, as determined by EACM Advisors LLC, the fund’s portfolio allocation manager.  The new target percentage of the fund’s assets to be allocated to the subadvisers over time is approximately 25% to Channing Capital Management, LLC, 20% to Walthausen & Co., LLC, 15% to Eastern Shore Capital Management, 15% to Neuberger Berman Investment Advisers LLC, 15% to Kayne Anderson Rudnick Investment Management, LLC, and 10% to Thompson, Siegel and Walmsley LLC.  Subject to board approval, the fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

4094STK0517